Guggenheim Ultra Short Duration Fund Average Annual Total Returns - A Inst P Shares [Member]		12 Months Ended	60 Months Ended	73 Months Ended	120 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)		1.35%	[1]
Bloomberg 1-3 Month U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.32%	2.49%		1.75%	[1]
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.01%	3.19%		2.49%
Performance Inception Date	Mar. 11, 2014
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.78%	1.93%		1.49%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.11%	1.90%		1.47%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		6.77%	2.92%	2.77%
Performance Inception Date	Nov. 30, 2018

[1]	Performance of the benchmark index is shown for the same periods as shown for performance of Institutional Class shares.
[2]	Performance reflects return since inception of Class A shares.